STATEMENTS OF CONSOLIDATED OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF CONSOLIDATED OTHER COMPREHENSIVE INCOME [Abstract]
Net income	$ 56,495	$ 158,423	$ 33,718
Unrealized gains/(losses) from hedging financial instruments
Unrealized gain/(loss) on interest rate swaps, net	6,414	(437)	(3,655)
Amortization of deferred loss on the de-designated financial instruments	0	0	154
Comprehensive income	62,909	157,986	30,217
Less: comprehensive income attributable to the noncontrolling interest	(712)	(206)	(191)
Comprehensive income attributable to Tsakos Energy Navigation Limited	$ 62,197	$ 157,780	$ 30,026